Warrant liabilities, Derivative Warrant Liabilities (Q1) (Details) - USD ($)			3 Months Ended
	Oct. 29, 2024	Aug. 01, 2024	Oct. 31, 2024	Oct. 31, 2023
Derivative Warrant Liabilities [Abstract]
Fair value of warrants exercised	$ 303,492	$ 141,096
Change in fair value of warrant liabilities			$ (488,132)	$ 0
Warrant Liabilities [Member]
Derivative Warrant Liabilities [Abstract]
Balance beginning period		$ 0	0
Warrant fair value upon change in functional currency			454,571
Warrants to be issued (mandatory convertible debentures)			7,500
Change in fair value of warrant liabilities (exercised warrants)			162,396
Fair value of warrants exercised			(303,492)
Change in fair value of warrant liabilities			325,736
Balance end period			$ 646,711